Unique ID	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Group	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
204856507	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2013	5/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.					-
204856490	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2013	10/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.						-
204856455	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2012	6/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Valuation:	Appraisal not provided.										2	B	B	B	B	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.						-
204856453	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2011	7/XX/2011	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																														-
204856558	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2013	8/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																														-
204856527	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2012	11/XX/2012	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																														-
204856475	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2012	3/XX/2012	Investment	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
204856449	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2013	1/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
																																														-
204856420	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2006	9/XX/2006	Second Home	Refinance Cash-out - Debt Consolidation		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																													No	TNR Testing Not Required
204856486	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2010	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
204856379	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an loan Origination fee of $XXX as prepaid finance charge.					-
204856567	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2013	2/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																														-
204856517	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2017	7/XX/2017	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 44.01127% exceeds Guideline total debt ratio of 43.00000%. [3] Income Documentation - Income documentation requirements not met. [3] Guideline Issue - Ineligible property type.: PUD
The lender did not properly calculate the net rental income on the other REO listed on the loan application.  Using the 2016/2015 schedule E and the current taxes/insurance the net rental income is lower than the lender calculated amount due to higher current taxes/insurance than reflected on the 2016/2015 schedule E.
Verification that the borrower's Schedule C business is currently in existence and active was not found in the file as required per guidelines.
Per the guidelines excessive acreage of over 20 acres is not allowed.  The subject property has 21.96 acres and per the appraiser and the appraisal photos contain a vineyard.  The appraiser did not give any value to the vineyard.

SELLER - GENERAL COMMENT (2023/XX/18): The rental property at XXX is a commercial property (13 units). Guidelines did not require adjusting for taxes and insurance (they are listed as expenses on the 1040s are are included in the total expenses used to calculate the income)
REVIEWER - GENERAL COMMENT (2023/XX/18): No additional documentation was provided to support or clear. As per the guidelines, TIA may be documented by the property tax bill, insurance bill, HOA bill, or may be taken from the Schedule E. the current Tax Bill and Insurance bill were utilized as more current.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. See XXX 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additionally, XXX guidelines (XXX section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).
REVIEWER - GENERAL COMMENT (2023/XX/27): Failure is due to missing third party verifications for borrower self employed interest dated within lender guides verifying co-borrower's dates of operation and that the business was in good standing as required by portfolio express guides. In addition, lender is using a higher rental income and lower expenses for the borrower's investment property which is creating the DTI issue. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error for VOB of Schedule C business, although don't agree with ATR fail. Borrower receives income from XXX which he flows into a Schedule C. We have a verbal VOE from the Hospital confirming borrower was still employed at same level so income flowing into Schedule C is also verified.
REVIEWER - GENERAL COMMENT (2023/XX/26): Trailing documents provided are for wage income and not Schedule C.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.01127% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR: The file is missing income documentation and calculated DTI exceeding lender's guideline, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Third party verification missing in the file for Sole Proprietorship Income.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The lender did not properly calculate the net rental income on the other REO listed on the loan application.  Using the 2016/2015 schedule E and the current taxes/insurance the net rental income is lower than the lender calculated amount due to higher current taxes/insurance than reflected on the 2016/2015 schedule E.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: The file is missing income documentation and calculated DTI exceeding lender's guideline, causing the loan to waterfall through the QM Testing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed/dated initial 1003.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Broker credit report fee refund collected at closing per the credit report invoice was under disclosed by $XXX with no valid COC for the under disclosure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender provided a $XXX cure; however, the cure is insufficient to cure all tolerance violations.

SELLER - GENERAL COMMENT (2023-08-18): The only item that appears to be missing is the 3rd party verification of the Schedule C income, however due to the stability and consistency of this income, it is not of concern.
REVIEWER - GENERAL COMMENT (2023-08-18): No additional documentation was provided to support or clear.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Failure is due to missing third party verifications for borrower self employed interest dated within lender guides verifying co-borrower's dates of operation and that the business was in good standing as required by portfolio express guides. In addition, lender is using a higher rental income and lower expenses for the borrower's investment property which is creating the DTI issue. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): agree, however the Schedule C income is derived from American Institute of Physics and the same amount was earned in 2015 and 2016. P&L also supports this income.
REVIEWER - GENERAL COMMENT (2023-08-18): No additional documentation was provided to support or clear.
SELLER - GENERAL COMMENT (2023-09-25): Agree with error
REVIEWER - GENERAL COMMENT (2023-09-25): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): The rental property at XXX is a commercial property (13 units). Guidelines did not require adjusting for taxes and insurance (they are listed as expenses on the 1040s are are included in the total expenses used to calculate the income)
REVIEWER - GENERAL COMMENT (2023-08-18): No additional documentation was provided to support or clear. As per the guidelines, TIA may be documented by the property tax bill, insurance bill, HOA bill, or may be taken from the Schedule E. the current Tax Bill and Insurance bill were utilized as more current.
SELLER - GENERAL COMMENT (2023-09-25): Disagree with interpretation of ATR requirements. See XXX 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additionally, XXX guidelines (XXX section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).
REVIEWER - GENERAL COMMENT (2023-09-27): Failure is due to missing third party verifications for borrower self employed interest dated within lender guides verifying co-borrower's dates of operation and that the business was in good standing as required by portfolio express guides. In addition, lender is using a higher rental income and lower expenses for the borrower's investment property which is creating the DTI issue. Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Agree with error for VOB of Schedule C business, although don't agree with ATR fail. Borrower receives income from XXX which he flows into a Schedule C. We have a verbal VOE from the Hospital confirming borrower was still employed at same level so income flowing into Schedule C is also verified.
REVIEWER - GENERAL COMMENT (2023-09-26): Trailing documents provided are for wage income and not Schedule C.

GENERAL COMMENT (2023/XX/18): The rental property at XXX is a commercial property (13 units). Guidelines did not require adjusting for taxes and insurance (they are listed as expenses on the 1040s are are included in the total expenses used to calculate the income)

GENERAL COMMENT (2023/XX/18): The rental property at XXX is a commercial property (13 units). Guidelines did not require adjusting for taxes and insurance (they are listed as expenses on the 1040s are are included in the total expenses used to calculate the income)

GENERAL COMMENT (2023/XX/18): The only item that appears to be missing is the 3rd party verification of the Schedule C income, however due to the stability and consistency of this income, it is not of concern.

GENERAL COMMENT (2023/XX/18): agree, however the Schedule C income is derived from American Institute of Physics and the same amount was earned in 2015 and 2016. P&L also supports this income.

GENERAL COMMENT (2023/XX/25): Agree with error for VOB of Schedule C business, although don't agree with ATR fail. Borrower receives income from XXX which he flows into a Schedule C. We have a verbal VOE from the Hospital confirming borrower was still employed at same level so income flowing into Schedule C is also verified.

GENERAL COMMENT (2023/XX/25): Agree with error for VOB of Schedule C business, although don't agree with ATR fail. Borrower receives income from XXX which he flows into a Schedule C. We have a verbal VOE from the Hospital confirming borrower was still employed at same level so income flowing into Schedule C is also verified.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. See XXX 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additionally, XXX guidelines (XXX section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. See XXX 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additionally, XXX guidelines (XXX section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error
																																														TILA ATR/QM
204856491	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1120S (2014), 1120S (2015), K-1 (2014), K-1 (2015) [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Per the transcripts in file, borrower receive 1120S/1065 income for 2014 and 2015; however no supporting documents were provided. Hazard Insurance overage amount is insufficient in the amount of $XXX. Provide increased coverage or RCE. Missing the mortgage statement and HOI policy for the REO on XXX.										2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure is located in loan in file; howver, it is not dated to determine it was provided within 3 business days of application. Federal Compliance - CHARM Booklet Disclosure Status: Required CHARM Booklet Disclosure document which is missing from the file. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued on 8/XX/2016 was not signed by the borrower. There is no evidence the borrower received the CD 3 business days prior to closing.					-
204856556	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2018	9/XX/2018	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B														[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2018	Appraiser's license or certification was not active at the time of the appraisal.	REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide copy of Appraiser’s License at the time the appraisal was completed (03/XX/2020).	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2018)	Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Document Missing in the File. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	BUYER - GENERAL COMMENT (2023-05-31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023-06-01): BPO uploaded. Verification appraisal was delivered to borrower was not provided. Exception remains. REVIEWER - GENERAL COMMENT (2023-08-01): Trailing docs did not contain any docs to clear this exception.		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Property inspected post disaster but pre-FEMA declaration of disaster end date. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
204856531	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2019	10/XX/2019	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 11/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	E-Sign Consent Agreement not provided in file. FEMA disaster exception: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 19,431.16 on Final Closing Disclosure provided on 12/XX/2019 are underdisclosed (Final/12/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure signed at close 12/XX/2019.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure not provided in file.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: Taxes and Insurance calculated as per the document is $XXX, and taxes and insurance amount disclosed on 1st page of the closing disclosure is $XXX.
Variance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount points not disclosed on any of the LE's issued prior to close. No cure for borrower provided.
																																														-
204856370	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2019	12/XX/2018	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR: Loan Designation failure is due to missing income and assets documents.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: File is missing third party verification for Sole Proprietorship.
Federal Compliance - CHARM Booklet Disclosure Status: Required CHARM Booklet disclosure is missing from the file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt was not provided to the borrower 3 business days prior the the note date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

BUYER - GENERAL COMMENT (2023-06-12): ATR exceptions
REVIEWER - GENERAL COMMENT (2023-06-13): Loan approved as portfolio express, which allowed stated assets; however, still need full 1040s, with all schedules, for co-borrower for 2016 and 2017, YTD P&L statement and third party verification for Schedule C income for co-borrower.
REVIEWER - GENERAL COMMENT (2023-08-03): Several exceptions were able to be cleared, however loan designation remains ATR Fail. This is due to the following item/items remain missing: One or more of the following missing documents is required for this employment type: 1) Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no more than 120 days prior to Note Date); 5) Other document where "Reliable Third Party Source Employment" is checked
SELLER - GENERAL COMMENT (2023-08-18): transcripts in file.
REVIEWER - GENERAL COMMENT (2023-08-21): Per the Portfolio Express guidelines, "Verification that the Borrower's business is currently in existence and active must be verified by a XXX employee." Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023-09-26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): loan was Port Express - not required
REVIEWER - GENERAL COMMENT (2023-08-21): Per the Portfolio Express guidelines, "Verification that the Borrower's business is currently in existence and active must be verified by a XXX employee." Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): File did not contain any documentation to clear this condition.

GENERAL COMMENT (2023/XX/18): loan was Port Express - not required

GENERAL COMMENT (2023/XX/18): transcripts in file.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																																														TILA ATR/QM
204856428	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2016	2/XX/2016	Second Home	Refinance Rate/Term	ATR Risk	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met.	File is missing 2015 P&L or 1040 Transcript.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject.  Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012
REVIEWER - GENERAL COMMENT (2023/XX/21): 2015 P&L was not uploaded. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/05): Uploaded 2015 P&L
REVIEWER - GENERAL COMMENT (2023/XX/06): Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 05/XX/2016. Condition remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

Federal Compliance - Check Loan Designation Match - ATR Risk: ATR failure due to insufficient income documentation.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: File is missing 2015 P&L or 1040 Transcript.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: File is missing 2015 P&L or 1040 Transcript.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

SELLER - GENERAL COMMENT (2023-08-18): Limited documentation due to Portfolio Express program
REVIEWER - GENERAL COMMENT (2023-08-21): 2015 P&L was not uploaded. Condition remains.
SELLER - GENERAL COMMENT (2023-09-05): Uploaded 2015 P&L
REVIEWER - GENERAL COMMENT (2023-09-06): Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 05/XX/2016. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012
REVIEWER - GENERAL COMMENT (2023-08-21): 2015 P&L was not uploaded. Condition remains.
SELLER - GENERAL COMMENT (2023-09-05): Uploaded 2015 P&L
REVIEWER - GENERAL COMMENT (2023-09-06): Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 03/XX/2016. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012
REVIEWER - GENERAL COMMENT (2023-08-21): 2015 P&L was not uploaded. Condition remains.
SELLER - GENERAL COMMENT (2023-09-05): Uploaded 2015 P&L
REVIEWER - GENERAL COMMENT (2023-09-06): Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 05/XX/2016. Condition remains.

GENERAL COMMENT (2023/XX/18): Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012

GENERAL COMMENT (2023/XX/18): Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012

GENERAL COMMENT (2023/XX/18): Limited documentation due to Portfolio Express program

GENERAL COMMENT (2023/XX/18): Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012

GENERAL COMMENT (2023/XX/05): Uploaded 2015 P&L

GENERAL COMMENT (2023/XX/05): Uploaded 2015 P&L

GENERAL COMMENT (2023/XX/05): Uploaded 2015 P&L

GENERAL COMMENT (2023/XX/05): Uploaded 2015 P&L

GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.

Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														TILA ATR/QM
204856496	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2015	3/XX/2015	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of 40.52801% exceeds Guideline housing ratio of 38.00000%.	Guidelines state that loans with a housing ratio of greater than 38% require an exception which was not provided in the file.										2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 06/XX/2015, GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 04/XX/2015 from GFE dated 03/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 04/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 05/XX/2015
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided in file.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
																																														-
204856482	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2015	6/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of 39.64661% exceeds Guideline housing ratio of 38.00000%. [3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Guidelines state that loan with an LTV less and or equal to 90% can exceed the 38% housing ratio at the UW discretion as long as it does not exceed 44% and which point an exception would be required. Ratio of 39.64661% meets requirements. LOX in file from borrower states they have been paying the mortgage through their joint bank account for 15 months and prior to this they were making payment to their parents. Unable to verify payments with statement provided and a VOM was not located in the file.										2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015, GFE Date: 09/XX/2015 Changed Circumstance not provided for GFE dated 08/XX/2015 from GFE dated 06/XX/2015 Changed Circumstance not provided for GFE dated 09/XX/2015 from GFE dated 08/XX/2015 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance missing in file Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.					-
204856416	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2014	9/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2014	Evidence of Condo being Warrantable is missing from the loan file.							[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2014	The appraiser registry lists current license information and license active at the time of appraisal was not located in the file.		2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 09/XX/2014 Changed Circumstance not provided for GFE dated 09/XX/2014 from GFE dated 08/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: The Changed Circumstance is missing fron the Final GFE.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The Initial signed 1003 is missing from the loan file.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure provided in the file does not contain the required list of agencies.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: The Settlement Booklet Status is missing from the loan file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided in the loan file.
																																														-
204856545	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 01/XX/2021											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Timing: CHARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed Initial 1003 was not provided for both borrowers.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023-05-29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023-05-30): Missing Signed/dated Initial 1003.				-
204856462	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2016	12/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 1.30 is less than Guideline PITIA months reserves of 6.00.	E-sign Consent Agreement is missing. Reserves are required and file is short 4.70 months.										1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (2023-05-26): Sufficient Cure Provided At Closing				-
204856508	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2016	1/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification of appraisal was delivered to borrower not provided in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.					-
204856557	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2020	4/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, FL HOA Verification	Missing complete appraisal with interior and exterior photos. We need replacement cost estimator or letter of explanation in file Missing HOA document for property XXX										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial LEnder 1003 is missing Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account document is missing	REVIEWER - GENERAL COMMENT (2023-05-25): Missing signed and dated initial application.				-
204856580	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2019	5/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
																																									Federal Compliance - ARM Disclosure Timing Test: The ARM disclosure in loan file is provided at closing. The file was missing a copy of executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date. Federal Compliance - CHARM Booklet Disclosure Status: The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing				-
204856371	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2018	1/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 11.13 is less than Guideline PITIA months reserves of 12.00. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 45.79344% exceeds Guideline total debt ratio of 43.00000%.	Loan is short reserves due to qual method Change. HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Changed to Non qm and updated qual method causes DTI to Exceed allowable.	REVIEWER - WAIVED COMMENT (2023/XX/14): Comp factors used to waive exception									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.79344% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 41,035.04 on Final Closing Disclosure provided on 02/XX/2018 are overdisclosed. (Final/02/XX/2018)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was re designated as non qm
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.79344% moderately exceeds the guideline maximum of 43.00% due to the Lender Qualification Rate (Note Rate 3.375%) compared to the Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment (4.39633%) resulting in a higher qualifying First Mortgage P&I payment.
																																										REVIEWER - CLEARED COMMENT (2023-07-27): Qualifying method for Portfolio Guidelines utilized the Note Rate REVIEWER - RE-OPEN COMMENT (2023-09-14): re opened REVIEWER - WAIVED COMMENT (2023-09-14): Comp factors used to waive exception		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years.		-
204856550	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2019	2/XX/2019	Second Home	Purchase	Non QM	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/XX/2019
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance Verification, Tax Verification
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.00000%.
																									The file is missing a copy of the E-sign Consent Agreement. The property is located in FEMA Disaster Area. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. The file is missing a copy of the Flood Certificate. Missing evidence of Taxes and Insurance for REO XXX, FL Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.000	SELLER - GENERAL COMMENT (2023/XX/18): Dispute: XXX tax from prop prof 12,247. Concur: No evidence of ins on XXX or Tax/Ins on XXX. REVIEWER - GENERAL COMMENT (2023/XX/21): Provide missing Tax and Insurance verification for XXX FL. Exception Remains. SELLER - GENERAL COMMENT (2023/XX/25): Agree with error REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains. REVIEWER - WAIVED COMMENT (2023/XX/14): comp factors used to waive exception									2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was restated to Non Qm
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the fully executed initial application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower.
																																										REVIEWER - CLEARED COMMENT (2023-07-28): DTI reduced Qualification method. REVIEWER - RE-OPEN COMMENT (2023-09-14): re opened REVIEWER - CLEARED COMMENT (2023-09-14): Loan has been re designated to Non qm REVIEWER - RE-OPEN COMMENT (2023-09-14): Re open REVIEWER - WAIVED COMMENT (2023-09-14): comp factors used to waive exception	GENERAL COMMENT (2023/XX/18): Dispute: XXX tax from prop prof 12,247. Concur: No evidence of ins on XXX or Tax/Ins on XXX. GENERAL COMMENT (2023/XX/25): Agree with error	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-
204856495	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2014	3/XX/2014	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	C	C	C	C						[3] Miscellaneous - Credit Exception: [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet, P&L Statement [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement, Tax Verification [2] General - Incomplete Document: 1003 Initial - Lender's is incomplete	per guidelines, A letter of explanation stating the purpose for the cash-out is required when the amount of cash out is $XXX or more. Cash out amount is $XXX, missing letter. Required and missing for both businesses, 1065 and 1120S. Mortgage statement & Tax verification documents not provided for XXX, CA Missing signed/dated initial application.
REVIEWER - GENERAL COMMENT (2023/XX/02): Updated comment, missing P&L Statements and balance sheets for Partnerships, XXX and XXX. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): No P&L or balance sheet in the file for the two entities (XXX and XXX), but income is stable and increasing. Income is from rental properties owned and there is no concern.
REVIEWER - GENERAL COMMENT (2023/XX/21): Provide fully executed and complete YTD P&L and Balance Sheet for XXX and XXX. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Property Profile for XXX confirms this is a commercial property (8 units). (uploaded 4/XX/2023, 8:44am). While there is a new $XXX mortgage on this property, the u/w used $XXX/mo payment to qualify.  Using 1% payment was an acceptable practice, as the new loan is in the name of the borrower's spouse (non-borrower).
REVIEWER - GENERAL COMMENT (2023/XX/21): Tax Verification provided for XXX CA. Provide updated statement reflecting new balance and monthly payment amount. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

Federal Compliance - Check Loan Designation Match - QM: The file is testing against the standard Appendix Q guidelines due to loan not being salable and missing documents.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The file is testing against the standard Appendix Q guidelines due to loan not being salable. Lease agreement is not provided for XXX, CA .
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5) due to the loan not being salable and is testing against the Appendix Q standard guidelines. The closing date of the sale of the non-subject REO, used for funds to close, is dated 5-15-14. The final HUD for the subject REO is dated 5-15-14. The note date of the subject is 5-9-14.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Transfer Tax $XXX was disclosed on the final HUD and not added to the GFE, and there is not vailed COC and cure provided to borrower.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Initial rate change date is XX June 2019. However,
 Final TIL is showing XX July 2019 as rate change Date.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Initial rate change date is XX June 2019. However,
 Final TIL is showing XX July 2019 as rate change Date.

REVIEWER - GENERAL COMMENT (2023-08-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): the only item missing is the P&L/BS for the entities, but with the increasing and stable source of income for these entities, it is not of concern and otherwise met all guidelines and ATR.
REVIEWER - GENERAL COMMENT (2023-08-21): Provide fully executed and complete YTD P&L and Balance Sheet for XXX and XXX. Exception remains.
REVIEWER - GENERAL COMMENT (2023-08-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): XXX is a commercial property, as verified by property profile in file. Lease agreements not required for commercial properties.
REVIEWER - GENERAL COMMENT (2023-08-21): Standard Appendix Q testing requires the Lease to be provided for XXX CA. Exception remains.
REVIEWER - GENERAL COMMENT (2023-08-02): Trailing docs did not contain any docs to clear this exception.

GENERAL COMMENT (2023/XX/18): No P&L or balance sheet in the file for the two entities (XXX and XXX), but income is stable and increasing. Income is from rental properties owned and there is no concern.

GENERAL COMMENT (2023/XX/18): the only item missing is the P&L/BS for the entities, but with the increasing and stable source of income for these entities, it is not of concern and otherwise met all guidelines and ATR.

GENERAL COMMENT (2023/XX/18): XXX is a commercial property, as verified by property profile in file. Lease agreements not required for commercial properties.

GENERAL COMMENT (2023/XX/18): Property Profile for XXX confirms this is a commercial property (8 units). (uploaded 4/XX/2023, 8:44am). While there is a new $XXX mortgage on this property, the u/w used $XXX/mo payment to qualify.  Using 1% payment was an acceptable practice, as the new loan is in the name of the borrower's spouse (non-borrower).
																																														TILA ATR/QM
204856473	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2017	3/XX/2017	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet [3] General - Missing Document: Donor Check not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] General - Missing Document: HELOC Agreement not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX	E-sign consent is missing in loan file Missing a YTD balance sheet for the business. Missing the donor withdrawal for the gift sent to the escrow of $XXX. Fraud report is missing in loan file Missing for the secondary of $XXX to give a payment break down. Fraud report is missing in loan file										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12401500)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)

Federal Compliance - Check Loan Designation Match - QM: Failure due to 1120S and 1040s not signed which is a requirement per guideline.
Federal Compliance - S-Corp Income Documentation Test: 1120S and 1040s not signed which is a requirement per guideline. Missing the YTD balance sheet.
Federal Compliance - ARM Disclosure Status Test: ARM disclosure is missing in loan file
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing in loan file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal not delivered to borrower within 3 days of consummation.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The documentation entered for this income source lacks sufficient date/duration information to verify the 2 year history as required by Appendix Q. Missing the most recent personal and buisness tax returns, signed and dated.
Federal Compliance - Self-Employed Tax Return Recency: 1120S and 1040s not signed which is a requirement per guideline.
																																														TILA ATR/QM
204856479	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2018	6/XX/2018	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2018											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2018)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
																																									Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: ntegrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2018) Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.					-
204856534	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2016	11/XX/2015	Primary	Purchase	Safe Harbor QM	3	C	C	C	C						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverge shortfall of $XXX.										3	C	C	C	C
[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2015)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)

Miscellaneous Compliance - Other Compliance Exception (Manual Add): Closing CD dated 1/XX/2016 was signed by borrower, however signature date is dated 1/XX/2015.
Federal Compliance - CHARM Booklet Disclosure Status: Evidence of receipt of CHARM booklet is not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Receipt of appraisal did not provide to the borrower within 3 business days to the closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List was provided with signature however no date was mentioned.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit decreased without a valid change of circumstance. Cure was not provided at closing.
																																														-
204856532	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2015	12/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance coverage of $XXX is insufficient to cover the loan amount of $XXX..										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated 12/XX/2014 from GFE dated 12/XX/2014
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

Federal Compliance - ARM Disclosure Timing Test: ARM disclosure is missing
Federal Compliance - CHARM Booklet Disclosure Status: Adjustable Rate Mortgages, CHARM Booklet documents missing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to receive copy of appraisal is missing
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed cirumstance document is missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet is missing
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																														-
204856575	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Refinance Rate/Term	Non QM	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.										1	A	A	A	A							-
204856466	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2016	1/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016) [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No proof of appraisal being sent to borrower 3 days prior to closing. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Final Closing Disclosure provided on 03/XX/2016 signed by the borrower 04/XX/2016 which is less than 3 business days prior to closing.					-
204856552	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2018	1/XX/2018	Investment	Purchase	N/A	2	B	B	B	B														[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018	Per, provided Appraisal documentation unable to determine if Appraiser's license or certification was active at the time of the appraisal.		2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-
204856376	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2017	5/XX/2017	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2006	The file is missing the VVOE for the wages source of income. Verbal Verification of Employment is missing in file.
SELLER - GENERAL COMMENT (2023/XX/18): Agree with finding - there is no WVOE or third party verification of employment for B1 in file, as he is not owner, and no indication on any documentation that VVOE was completed
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - ATR: Verbal Verification of Employment is missing in file.
Federal Compliance - General Ability To Repay Provision Employment - W-2: Verbal Verification of Employment is missing in file.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The file is missing the VVOE for the wages source of income, causing the loan to waterfall through the QM Testing.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: The file is missing the VVOE for the wages source of income, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - Payoff Statement Missing: Mortgage Payoff is missing in file.

SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Agree with finding - there is no WVOE or third party verification of employment for B1 in file, as he is not owner, and no indication on any documentation that VVOE was completed

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																																														TILA ATR/QM
204856500	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2021	12/XX/2020	Second Home	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 80.75472% exceeds Guideline combined loan to value percentage of 70.00000%. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA HOA Verification	Max CLTV per guidelines is 70.00%. Calculated CLTV of 80.75% exceeds the allowable maximum. Missing HOA, final 1003 reflects a monthly amount of $XXX.										2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)

Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure is not in file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Disclosure is not file.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 02/XX/2021 did not disclose the required Lender Contact Information
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 02/XX/2021 disclosed a finance charge of  $XXX, calculated finance charge are $XXX, resulting in a variance of - $XXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of receipt of disclosure 3 days prior to closing is not file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement was not listed on Loan Estimate, however on the Final Disclosure its reflects $XXX. A valid change of circumstance is missing. Cure was not provided at closing.
																																										REVIEWER - GENERAL COMMENT (2023-05-29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023-05-30): Missing Signed/dated Initial 1003.				-
204856385	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2018	4/XX/2018	Investment	Purchase	N/A	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, CA , Address: XXX, CA Lease Agreement Tax Verification	Tax Verification is missing from file for borrower's primary residency.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed Initial 1003 is not in file.					-
204856549	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2015	1/XX/2015	Primary	Purchase	ATR Fail	3	C	C	C	C						[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2015)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12402106)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Check Loan Designation Match - QM: File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.
Federal Compliance - Sole Proprietorship Income Documentation Test: File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.
Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing.,
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Per guidelines qualification method for 7/1 ARM = Note Rate
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation without evidence of sufficient cure provided.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Disclosure document is missing.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Maximum Ever date correct updated as per TIL document (D0054) i.e. 05/012014 however Compliance date should be 04/XX/2014
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: The TIL max payment date is off by 1 month.  Compliance date should be 04/XX/2014
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : The Maximum Ever amount of taxes and insurance on the Final TIL in the amount of $XXX does not match the HUD amount for taxes and insurance amount of $XXX.

REVIEWER - GENERAL COMMENT (2023-08-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): Missing balance sheet and business license in file does not confirm the start date of the business to verify two years of employment. Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023-08-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): Missing balance sheet and business license in file does not confirm the start date of the business to verify two years of employment. Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023-08-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): Missing balance sheet and business license in file does not confirm the start date of the business to verify two years of employment. Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023-09-26): No supporting trailing documentation was provided to clear this exception. Exception remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																																														TILA ATR/QM
204856548	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2020	1/XX/2020	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)

Federal Compliance - Check Loan Designation Match - QM: Borrower and Co-Borrower is receiving Pension however award letter is missing from the file.
Federal Compliance - Retirement Documentation: Co-Borrower is receiving Pension however award letter is missing from the file.
Federal Compliance - Retirement Documentation: Borrower is receiving Pension however award letter is missing from the file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal was not provided to the borrower within 3 business days prior to the note date.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Required Initial 1003 document which is missing from the file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Required Initial Escrow account disclosure document.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge $XXX but calculated Finance Charge of $XXX.  Variance = -$XXX.
																																														TILA ATR/QM
204856564	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Purchase	ATR Risk	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.33% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2017)

Federal Compliance - Check Loan Designation Match - ATR Risk: Due to DTI exceeding the maximum in accordance with 1026.43(c)(5).
Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Utilizing the qualification method under 1026.43(c)(5), DTI exceeds the maximum allowable DTI of 43%.
Federal Compliance - ARM Disclosure Timing Test: Per document in file, ARM Disclosure provided to borrower on 11/XX/2017, which was more than 3 business days after application.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Per the guidelines, the qualification method for a 7/1 ARM is the Note rate, which does not match the ATR payment calculation methods under 1026.43(c)(5).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File only contains the Final Closing Disclosure dated 11/XX/2017, which wa signed and dated by the borrower on 11/XX/2017. File is missing evidence the borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of 11/XX/2017

SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): Non-Qualified Mortgage qualifying rate is the greater of the fully indexed rate at fully amortized payment (4.04789%) or the Note Rate at the fully amortized payment (3.875%). The Non QM qualifying rate results in a DTI of 43.33% moderately exceeding the guideline maximum of 43%. Exception remains.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023-06-12): ATR related docs
REVIEWER - GENERAL COMMENT (2023-06-13): No new documentation provided, exception remains.
REVIEWER - GENERAL COMMENT (2023-08-01): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): Qual payment one, if it was a full am ARM and at least 7 years fixed, then it is ok for QM to qualify at note rate.  That was researched and confirmed way back early on for QM. Final DTI on loan is below 43%
REVIEWER - GENERAL COMMENT (2023-08-22): Non-Qualified Mortgage qualifying rate is the greater of the fully indexed rate at fully amortized payment (4.04789%) or the Note Rate at the fully amortized payment (3.875%). The Non QM qualifying rate results in a DTI of 43.33% moderately exceeding the guideline maximum of 43%. Exception remains.
SELLER - GENERAL COMMENT (2023-09-25): Agree with error.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.
REVIEWER - GENERAL COMMENT (2023-07-28): Trailing docs did not contain any docs to clear this exception.

GENERAL COMMENT (2023/XX/18): Qual payment one, if it was a full am ARM and at least 7 years fixed, then it is ok for QM to qualify at note rate.  That was researched and confirmed way back early on for QM. Final DTI on loan is below 43%

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																														TILA ATR/QM
204856519	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file was missing documentation verifying the borrower's consent to receive electronic documentation.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)						-
204856412	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	2	B	B	B	B						[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Subordination Lien documents are missing to verify data. Please provide a copy of the fully executed note.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower received copy of appraisal.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial signed/dated 1003 is not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, cure not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, cure not provided at closing.
																																														-
204856452	XXX	XXX	XXX		A	XXX	$XXX	IL	4/XX/2019	2/XX/2019	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	2	B	B	B	B						[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX	After review of trailing documents new exception generated.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2019, prior to three (3) business days from transaction date of 04/XX/2019.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure document is missing.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Subject loan transaction disbursed on 04/XX/2019, prior to three (3) business days from transaction date of 04/XX/2019.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The right to cancel expected expire on 4/XX/2019 however as per the right to cancel document it is expiring(4/XX/2019) prior to the expected date.
Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Fee Amount of $XXX Less than the amount of binding lender credit -2540. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				-
204856465	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2017	4/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Disclosure is not in file. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File only contains the Final Closing Disclosure dated 05/XX/2017, which was signed and dated by the borrowers on 05/XX/2017. File is missing evidence the borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of 05/XX/2017.					-
204856435	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2015	11/XX/2015	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2015 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. [3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification	File does not contain documentation from lender/seller confirming the condo is warrantable. interior not covered in blanket policy. Ho-6 Policy not provided. Flood Insurance Coverage Amount is insufficient. XXX, CA: REO Documents are missing - Insurance Verification, Statement, Tax Verification										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-
204856578	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2018	2/XX/2018	Primary	Purchase	Non QM	3	C	C	C	C						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution:XXX // Account Type: Stocks / Account Number: XXX [3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
Provide updated statements dated within 90 days of the Note date for account ending in XXX.
Per the guidelines, for borrowers who have been renting, rental verification from the landlord is required for the 12 month preceding the loan application.  Per final 1003, Borrower has rented for the 5 months prior to subject loan closing, and owned the prior residence.  Credit report contains mortgage history from 6/2016 through 11/2017; however, subject loan closed 4/2018.  Please provide the VOR for the months of 12/2017 through 3/2017.  If from a private individual, canceled checks or bank statements will also be required.
																																			3	C	C	C	C
[3] Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Final Closing Disclosure is showing two Fees paid to Broker. In Section A, the YSP and in the Section B - Credit report
Federal Compliance - ARM Disclosure Timing Test: Earliest ARM Disclosure in file is dated 2/XX/2018 which is more than 3 business days after application date of 2/XX/2018.
Federal Compliance - CHARM Booklet Disclosure Timing: Earliest ARM Disclosure in file is dated 2/XX/2018 which is more than 3 business days after application date of 2/XX/2018.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																														TILA SOL Not Expired
204856468	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2019	6/XX/2019	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2019)

Federal Compliance - ARM Disclosure Timing Test: Disclosure: ARM Disclosure is not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Timing: Disclosure: CHARM Booklet is not provided to the borrower within three (3) days of application.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Signed and date tax returns for the most recent year is not provided.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: H-9 Form Notice of Right to Cancel is not provided in file.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Neither "Escrow Declined" nor "Lender does not offer Escrow" box is not checked on Final Closing Disclosure.
																																														-
204856516	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2015	5/XX/2015	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification	Hazard Insurance coverage amount in the amount of $XXX is insufficient which includes replacement coverage of $XXX plus extended coverage of $XXX.There is a shortfall of $XXX Hazard insurance is missing										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2015)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. Due to Notice of Special Flood Hazard Disclosure date of 08/XX/2015.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Not provided
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Missing RESPA Servicing Disclosure
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent within three (3) business days of the creditor application date.
																																														-
204856459	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2016	8/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																									Federal Compliance - CHARM Booklet Disclosure Status: Disclosure not provided in file. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account disclosure missing from file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased without a valid change of circumstance. Cure was not provided at closing.					-
204856373	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2016	8/XX/2016	Primary	Purchase	ATR Risk	3	C	C	C	C
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 89.89935% exceeds Guideline combined loan to value percentage of 80.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 46.84925% exceeds Guideline total debt ratio of 43.00000%.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 09/XX/2016; Disbursement Date: 09/XX/2016; Note Date: 09/XX/2016; Transaction Date: 09/XX/2016
																									The maximum CLTV ratio is 80%, for a 10/1 Interest Only ARM, with a loan amount over $XXX on a primary purchase transaction The maximum CLTV ratio is 80%, for a 10/1 Interest Only ARM, with a loan amount over $XXX on a primary purchase transaction The guidelines require the qualifying payment to be based on the greater of the note rate plus 2% or the fully-indexed rate. The qualifying payment is the payment based on the qualifying rate amortized over 20 years (the number of years remaining after the interest-only period ends), which results in a DTI ratio of 46.85%.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines.
REVIEWER - GENERAL COMMENT (2023/XX/22): Based on the guidelines in XXX Non Agency 1.8.16 guides, CLTV can be expanded to 85% with concurrent XXX 2nd but subject CLTV is still over this.  Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.
REVIEWER - GENERAL COMMENT (2023/XX/22): As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 46.84925% and based on 1026.43(c)(5) of 44.37% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/09/XX/2016)

Federal Compliance - Check Loan Designation Match - ATR Risk: The CLTV and DTI ratios exceed the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The CLTV and DTI ratios exceed the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: The guidelines require the qualifying payment to be based on the greater of the note rate plus 2% or the fully-indexed rate.  The qualifying payment is the payment based on the qualifying rate amortized over 20 years (the number of years remaining after the interest-only period ends), which results in a DTI ratio of 46.85%.
Federal Compliance - Guideline Deficiency - ATR Impact: The CLTV and DTI ratios exceed the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan

SELLER - GENERAL COMMENT (2023-08-18): same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.
REVIEWER - GENERAL COMMENT (2023-08-22): As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.
SELLER - GENERAL COMMENT (2023-09-25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.
REVIEWER - GENERAL COMMENT (2023-08-22): As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.
SELLER - GENERAL COMMENT (2023-09-25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): same as above. Dispute: Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.
REVIEWER - GENERAL COMMENT (2023-08-22): As indicated in the original exception, qualifying pmt was calculated per guides and equates to $XXX for qualifying.  Other debt and income used is same as outlined by Client in rebuttal.  Finding remains open.
SELLER - GENERAL COMMENT (2023-09-25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.
REVIEWER - GENERAL COMMENT (2023-08-22): As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.
SELLER - GENERAL COMMENT (2023-09-25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

GENERAL COMMENT (2023/XX/18): same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

GENERAL COMMENT (2023/XX/18): same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

GENERAL COMMENT (2023/XX/18): Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines.

GENERAL COMMENT (2023/XX/18): Dispute: Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

GENERAL COMMENT (2023/XX/18): same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

GENERAL COMMENT (2023/XX/25): Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.
																																														TILA ATR/QM
204856543	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2014	7/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage provided is short $XXX. Please provide increased dwelling coverage or replacement cost estimator.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure in loan file is not dated to determine it was provided within 3 business days of application.
Federal Compliance - CHARM Booklet Disclosure Status: IL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal dated 8/XX/2014 was delivered to borrower at least 3 business days prior to consummation was not provided.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Unable to determine qualification method used by Lender, as guidelines provided do not cover 30 year I/O loans.  Qualified at Note Rate + 2% per 40 year guidelines.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the signed and dated initial 1003.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations disclosure, containing names and addresses of 10 closest agencies and date list was obtained, was not provided in the loan file.
																																														-
204856470	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2016	7/XX/2016	Second Home	Purchase	ATR Risk	3	C	C	C	C						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2016 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet, Business Return Transcripts (2014), Business Return Transcripts (2015), P&L Statement [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Tax Verification [3] Income Documentation - REO Documents are missing.	The file was missing a copy of the required documentation from lender/seller confirming the condo is warrantable. Loan file missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses. File missing a copy of required tax verification document for REO property XXX, CA.
SELLER - GENERAL COMMENT (2023/XX/18): 2013/2014 1120s/K1 provided for XXX, Inc as well as 2015 P&L / Balance sheet and YTD P&L / Balance Sheet. 2012 1120S not required. 2015 1120S on extension as 2015 P&L provided. Signed 4506T in file has box 6a checked which includes 1120S.
REVIEWER - GENERAL COMMENT (2023/XX/22): Still missing two years tax transcripts for all businesses as well as a YTD P&L Statement and Balance Sheet for XXX Services, LLC.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: 1120S (2012), 1120S (2015), 4506-T (for Business) (2013), 4506-T (for Business) (2014), 4506-T (for Business) (2015), Account Statements, Balance Sheet, K-1 (2012), K-1 (2014), K-1 (2015), P&L Statement
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing documents did not contain any new or sufficient documentation to address. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): Still missing transcripts, a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)
REVIEWER - GENERAL COMMENT (2023/XX/22): A Property History Report for XXX was not located.
SELLER - GENERAL COMMENT (2023/XX/05): Provided Property Profile for XXX.
REVIEWER - GENERAL COMMENT (2023/XX/06): Property detail report provided is for XXX. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Provided property profile for XXX.
REVIEWER - GENERAL COMMENT (2023/XX/27): Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)
REVIEWER - GENERAL COMMENT (2023/XX/22): A Property History Report for XXX was not located.
SELLER - GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023/XX/06): Received a property detail report for XXX, however the tax cert is missing for XXX. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023/XX/27): Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX, Inc ./S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX, Inc./S-Corp)

Federal Compliance - Check Loan Designation Match - ATR Risk: Loan Designation discrepancy due to missing income documentation. See individual exceptions.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Guidelines Violation due to missing income documentation. The file is missing : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1; 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: There are guideline deficiencies due to missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2015 Business Tax Returns are required for XXX, Inc ./S-Corp.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2015 Business Tax Returns are required for  XXX, Inc./S-Corp.

SELLER - GENERAL COMMENT (2023-08-18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023-08-22): Loan is still at ATR risk due to missing a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.
SELLER - GENERAL COMMENT (2023-09-05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023-09-06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023-06-12): ATR related docs
REVIEWER - GENERAL COMMENT (2023-06-13): No new documentation provided; exception remains.
REVIEWER - GENERAL COMMENT (2023-08-01): Trailing documents did not contain any new or sufficient documentation to address. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023-08-22): Loan is still at ATR risk due to missing documentation to verify Borrower's self-employment income.
SELLER - GENERAL COMMENT (2023-09-05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023-09-06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.
REVIEWER - GENERAL COMMENT (2023-08-22): Guideline required documentation to verify Borrower's self-employment income is still missing.
SELLER - GENERAL COMMENT (2023-09-05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.
REVIEWER - GENERAL COMMENT (2023-09-06): UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023-09-06): This EV2 exception remains due to recency of the tax returns provided. Due diligence is unable to clear. The lender may, at their discretion, choose to waive this exception.

GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

GENERAL COMMENT (2023/XX/18): 2013/2014 1120s/K1 provided for XXX, Inc as well as 2015 P&L / Balance sheet and YTD P&L / Balance Sheet. 2012 1120S not required. 2015 1120S on extension as 2015 P&L provided. Signed 4506T in file has box 6a checked which includes 1120S.

GENERAL COMMENT (2023/XX/18): Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

GENERAL COMMENT (2023/XX/05): Provided Property Profile for XXX.

GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/05): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

GENERAL COMMENT (2023/XX/25): Provided property profile for XXX.

GENERAL COMMENT (2023/XX/25): Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

GENERAL COMMENT (2023/XX/25): Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.
																																														TILA ATR/QM
204856408	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2015	9/XX/2015	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2015 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	Evidence of Warrantable condo is not in file. HO-6 policy is not in file.										2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 10/XX/2015 Changed Circumstance not provided for GFE dated 10/XX/2015 from GFE dated 09/XX/2015
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																									Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Change of circumstance is not in file. Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed Initial 1003 is not in file. Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Lender disclosed 11/XX/2015 for maximum in first five years in TIL, which is the same as the Note date.					-
204856494	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2017	7/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term. [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $XXX.	Loan file contains no evidence the HELOC paid at closing had no draws in the last 12 months. Lien payoff is being considered cash-out. Loan file contains no evidence the HELOC paid at closing had no draws in the last 12 months. Lien payoff is being considered cash-out. Subject is a Rate and Term refinance which only allows $XXX cash back to the borrower.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/08/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/08/XX/2017)

Federal Compliance - CHARM Booklet Disclosure Status: Provide evidence the borrower was provided with the Consumer Handbook on Adjustable Rate Mortgages.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower. Lender to provide copy with at least 10 Agencies listed.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The Final Closing Disclosure reflects a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: On the Final Closing Disclosure, the earliest date of the maximum possible amount of principal and interest does not match the actual earliest date for the loan.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				-
204856417	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2016	4/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - CHARM Booklet Disclosure Status: The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				-
204856542	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2015	8/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2015 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet	documentation from lender/seller confirming the condo is warrantable is required to mitigate this file The file is missing the year to date Balance sheet - signed/dated.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2015)
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is required to mitigate this exception
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrowers receipt of the appraisal was not provided.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Evidence of borrower's receipt of the appraisal was not provided.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge is under disclosed by $XXX however unable to determine the cause for the under disclosure due to missing the final fully executed itemization of amount financed.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent within three (3) business days of the creditor application date.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The first 5 years date reflects 10/XX/2015, however the transaction date was 10/XX/2015.
																																														-
204856422	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2016	3/XX/2016	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
204856544	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2016	7/XX/2016	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 08/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/08/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,423.54 on Final Closing Disclosure provided on 08/XX/2016 are underdisclosed. (Final/08/XX/2016)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The File is missing copy of Initial 1003  which is required as per lender guidelines.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 08/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
																																										REVIEWER - GENERAL COMMENT (2023-05-25): Missing signed and dated initial application.				-
204856474	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2016	8/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7559)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)

Federal Compliance - ARM Disclosure Timing Test: Disclosure is not signed/dated - unable to determine compliance with date requirements.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Per Requirement, Qualification Method used for ARM Note Rate -  Greater of the fully indexed rate at the fully amortized payment or the note rate at fully amortized payment.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Change circumstance is missing in the file and although there was a tolerance cure provided, it was not sufficient to cure both tolerance issues.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Change circumstance is missing in the file and although there was a tolerance cure provided, it was not sufficient to cure both tolerance issues.
																																										REVIEWER - GENERAL COMMENT (2023-06-13): Per lender guides, the qualification method for a 10 year IO loan is the qualifying rate is the greater of the note rate plus 2% or the fully-indexed rate. The qualifying payment is the payment based on the qualifying rate amortized over 20 years (the number of years remaining after the interest-only period ends).				-
204856497	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2019	4/XX/2019	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Post closing CD's show a transaction date of 05/XX/2019. Signature date is 05/XX/2019.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Page 4 of the final CD was not checked either: if the borrower declined an escrow account or the lender does not require to offer one.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final CD is dated 05/XX/2019. Prior CD's have not been provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE did not disclose an appraisal fee. Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Post close CD's did not provide a cure to the borrower.
																																														-
204856476	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2016	11/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure provided on 12/XX/2015, more than 3 days from application date of 11/XX/2015. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt not provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.	REVIEWER - CURED COMMENT (2023-05-26): Sufficient Cure Provided At Closing				-
204856499	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Disaster Declaration Date: XX/XX/XXXX is after note date. Recent valuation inspection not required for the same.	BUYER - GENERAL COMMENT (2023/XX/31): Utilize updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: 06/XX/2017 Issue Date: 06/XX/2017; Received Date: 06/XX/2017; Signed Date: 06/XX/2017
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2165907)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2165906)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2165905)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2165904)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2017)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/XX/2017)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is not provided in file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA Initial Escrow Account Disclosure is not provide in file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The file is missing the personal Tax returns for 2016, with only the extension present in file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The file is missing the personal Tax returns for 2016, with only the extension present in file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/12/17 is not present in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/12/17 is not present in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/12/17 is not present in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/12/17 is not present in file.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/12/17 is not present in file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/12/17 is not present in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX present on final closing disclosure is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX in loan estimate.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/12/17 is not present in file.
																																										REVIEWER - CURED COMMENT (2023-05-28): Sufficient Cure Provided At Closing				-
204856372	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2018	1/XX/2018	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2018	Project approval not provided in loan images.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2018)
																																									Federal Compliance - ARM Disclosure Timing Test: Disclosure was provided to borrower on 01/XX/2018, which is more than 3 business days after application date. Federal Compliance - CHARM Booklet Disclosure Timing: Disclosure was provided to borrower on 01/XX/2018, which is more than 3 business days after application date. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery of initial appraisal not provided.	REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				-
204856523	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017 [3] Application / Processing - Missing Document: HOA Questionnaire not provided	This is a condo property and we do not have evidence whether this Condo is warrantable. We would need documents confirming the Condo is warrantable. Missing HOA questionnaire.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																									Federal Compliance - CHARM Booklet Disclosure Status: Missing disclosure. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy of the appraisal. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Signed/dated Initial 1003.	REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023-05-30): Missing Signed/dated Initial 1003.				-
204856444	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2017	12/XX/2016	Investment	Purchase	N/A	1	A	A	A	A						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.										1	A	A	A	A							-
204856541	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2017	10/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017	Condo-PUD warranty document is missing for subject property.										2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)	Federal Compliance - ARM Disclosure Compliant Test: ARM Disclosure not signed by the borrower. Federal Compliance - CHARM Booklet Disclosure Status: Evidence the CHARM Booklet Disclosure was provided to the Borrower within three days of application is missing. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issue date is 12/XX/2017 which is not within the 3 business days prior to closing.					-
204856446	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2017	4/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2017 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015	Condo Warranty Form is not available in file. The verbal verification of current employment is to be done within 10 days of the Note Date.	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									2	B	B	B	B	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.					-
204856568	XXX	XXX	XXX		A	XXX	$XXX	NV	6/XX/2019	5/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B						[3] Credit Documentation - Missing Document: Occupancy Certificate not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification	The file is missing a copy of the Occupancy Certificate. File is missing the real estate tax verification and insurance policy.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019). (Final/06/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - CHARM Booklet Disclosure Status: The file is missing a copy of the CHARM Booklet Disclosure.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was not signed by the borrower.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Unable to determine reason for variance due to missing final itemization.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A Valid COC or evidence of cure was not provided in the file for this fee.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A Valid COC nor evidence of cure was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
																																														-
204856525	XXX	XXX	XXX		B	XXX	$XXX	CT	1/XX/2020	12/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856410	XXX	XXX	XXX		B	XXX	$XXX	CA	10/XX/2022	9/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2022)	Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.					-
204856424	XXX	XXX	XXX		B	XXX	$XXX	ID	9/XX/2022	8/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856421	XXX	XXX	XXX		B	XXX	$XXX	MI	1/XX/2023	11/XX/2022	Primary	Purchase	VA Safe Harbor QM	2	B	B	B	B						[3] Guideline Issue - The file does not contain evidence the lender complied with the VA Required Search Requirements for and Treatment of Debts Owed to the Federal Government. [3] Guideline Issue - VA residual income requirement not met. [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.								[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2022			2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2022)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5230/12/XX/2022)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/12/XX/2022)

Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Proof of borrower receiving appraisal 3 days prior to closing missing in the loan file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.
Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure not provided
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issue not provided  for closing disclosure dated 1/XX/2023
																																														-
204856431	XXX	XXX	XXX		B	XXX	$XXX	IL	5/XX/2023	4/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: 06/XX/2023 / Relative Sequence Num: 2, Date Issued: 06/XX/2023 / Relative Sequence Num: 1 Issue Date: 06/XX/2023; Received Date: 05/XX/2023; Signed Date: 05/XX/2023
Issue Date: 06/XX/2023; Received Date: 05/XX/2023; Signed Date: 05/XX/2023
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 06/XX/2023). (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2023). (Final/05/XX/2023)
																																									Document Error - Closing Disclosure: Dates are not in chronological order.: Closing disclosure issued on 06/XX/2023 was signed on 05/XX/2023. Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed $XXX. Calculated Amount Financed $XXX. Variance of $XXX. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charge of $XXX. Calculated Finance Charge of $XXX. Variance of -$XXX.					-
204856386	XXX	XXX	XXX		B	XXX	$XXX	CO	10/XX/2022	9/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856393	XXX	XXX	XXX		B	XXX	$XXX	MN	11/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/XX/2021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2021)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2021, prior to three (3) business days from transaction date of 11/XX/2021 12:00:00 AM.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence that appraisal was provided 3 days prior to closing is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence that appraisal was provided 3 days prior to closing is missing.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Subject loan transaction disbursed on 11/XX/2021, prior to three business days from transaction signed date of 12/XX/2021 on right to cancel.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The H-8 form was used, the H-9 form should have been used.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered  within three business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided prior to borrower's consent to receive electronic disclosures dated 9/XX/2021.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded Transfer Tax , fee amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

SELLER - GENERAL COMMENT (2024-09-03): Appeal: Please see attached Letter provided to the borrowers which validates our requirement to have the RTC form re-executed and open a three day RTC period from the date of closing. Doc D0109 validates the borrowers executed the RTC on 12/XX/2021. XXX
SELLER - GENERAL COMMENT (2024-09-06): 09/XX/2024 Appeal: The previously attached letter sent to the borrower's acknowledged the that due to the original RTC document signed at closing omitted disclosing  to you the 3rd business day in which they had the right to cancel their loan. On 12/XX/2021, the required 3 day of rescission period was re-opened to the borrowers, giving the borrowers until December 18th at midnight to rescind. The letter attached to the re-executed RTC should clear this exception. Thank you. XXX
REVIEWER - CURED COMMENT (2024-09-10): New NORTC and rescission period provided on 12/15/21

GENERAL COMMENT (2024/XX/03): Appeal: Please see attached Letter provided to the borrowers which validates our requirement to have the RTC form re-executed and open a three day RTC period from the date of closing. Doc D0109 validates the borrowers executed the RTC on 12/XX/2021. XXX

GENERAL COMMENT (2024/XX/06): 09/XX/2024 Appeal: The previously attached letter sent to the borrower's acknowledged the that due to the original RTC document signed at closing omitted disclosing  to you the 3rd business day in which they had the right to cancel their loan. On 12/XX/2021, the required 3 day of rescission period was re-opened to the borrowers, giving the borrowers until December 18th at midnight to rescind. The letter attached to the re-executed RTC should clear this exception. Thank you. XXX
																																														-
204856488	XXX	XXX	XXX		B	XXX	$XXX	MA	10/XX/2021	9/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after 10/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation					-
204856402	XXX	XXX	XXX		B	XXX	$XXX	NY	5/XX/2022	3/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date 05/XX/2022, Disbursement Date: 05/XX/2022	The Hazard Insurance Policy Effective Date is after the later of the note or transaction date. Hazard Insurance Policy Effective Date 05/XX/2022, Disbursement Date: 05/XX/2022										2	B	B	B	B
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
																																														-
204856409	XXX	XXX	XXX		B	XXX	$XXX	NY	6/XX/2022	5/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																									Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by 185.30. No valid Change of Circumstance provided, nor evidence of cure in file Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, cure provided at closing.					-
204856553	XXX	XXX	XXX		B	XXX	$XXX	NY	9/XX/2021	7/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/09/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																									Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.					-
204856533	XXX	XXX	XXX		B	XXX	$XXX	CA	4/XX/2021	3/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856436	XXX	XXX	XXX		B	XXX	$XXX	NC	10/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.					-
204856560	XXX	XXX	XXX		B	XXX	$XXX	MA	8/XX/2021	5/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-08-23): Sufficient Cure Provided At Closing				-
204856503	XXX	XXX	XXX		B	XXX	$XXX	CA	10/XX/2021	9/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856458	XXX	XXX	XXX		B	XXX	$XXX	NJ	9/XX/2021	7/XX/2021	Primary	Refinance Rate/Term	Higher Priced QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856392	XXX	XXX	XXX		B	XXX	$XXX	FL	9/XX/2021	8/XX/2021	Primary	Purchase	Non QM	2	B	B	A	A						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Received Hazard Insurance which has coverage shortfall of $XXX. Please provide Replacement cost estimator to cover the shortfall.										2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated.					-
204856492	XXX	XXX	XXX		B	XXX	$XXX	FL	10/XX/2021	5/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $XXX due to Increase of Appraisal Re-Inspection Fee. No valid COC provided, nor evidence of cure in file.					-
204856554	XXX	XXX	XXX		B	XXX	$XXX	NY	9/XX/2021	7/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure is missing.					-
204856509	XXX	XXX	XXX		B	XXX	$XXX	CA	9/XX/2021	6/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX					-
204856574	XXX	XXX	XXX		B	XXX	$XXX	IN	4/XX/2022	2/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75204)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Pick Up Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75176)

Federal Compliance - FACTA Disclosure Missing: FACTA disclosure not provided in file.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $XXX. No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded Loan Title-- Tax Certificate. Fee Amount of $XXX. exceeds previously disclosed amount of $XXX.  A valid COC, nor a cure tolerance were provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Tax Pick Up Fee not provided in loan estimate. No Valid change circumstance in file.
																																										REVIEWER - CURED COMMENT (2024-08-26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-26): Sufficient Cure Provided At Closing				-
204856397	XXX	XXX	XXX		B	XXX	$XXX	SD	10/XX/2021	10/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient.										1	A	A	A	A							-
204856514	XXX	XXX	XXX		B	XXX	$XXX	NJ	11/XX/2021	10/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Missing fraud report for borrower 1.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX due to addition of recording fees. No valid COC provided, nor cure was provided at closing.					-
204856481	XXX	XXX	XXX		B	XXX	$XXX	NY	10/XX/2021	7/XX/2021	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing copy of HOI declaration page.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:5097/08/XX/2021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																									Federal Compliance - FACTA Disclosure Missing: Missing FACTA disclosure. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded Transfer Tax. Fee Amount of $XXX exceeds previously disclosed amount of $XXX. A valid COC, nor a cure tolerance were provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded Appraisal Fee. Fee Amount of $XXX exceeds previously disclosed amount of $XXX. A valid COC, nor a cure tolerance were provided.					-
204856561	XXX	XXX	XXX		B	XXX	$XXX	NY	10/XX/2021	8/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																									Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.					-
204856396	XXX	XXX	XXX		B	XXX	$XXX	NY	10/XX/2021	7/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
Federal Compliance - FACTA Disclosure Missing: The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $XXX on Loan estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed of Circumstance for this fee, nor evidence of cure in file.   Provide a post-close Closing disclosure disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																																														-
204856487	XXX	XXX	XXX		B	XXX	$XXX	FL	10/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021	Valuation effective date or Report date is more than 120 days prior to the Note Date										2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856433	XXX	XXX	XXX		B	XXX	$XXX	IL	4/XX/2022	1/XX/2022	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued 04/XX/2022 missing evidence of receipt to confirm provided to borrower at least three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased from $XXX to $XXX on Closing Disclosure issued 04/XX/2022  with no valid change of circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee increased from $XXX to $XXX on 04/XX/2022 Closing Disclosure without a valid change of circumstance.
																																														-
204856577	XXX	XXX	XXX		B	XXX	$XXX	TN	10/XX/2021	9/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; final 1008 showing AUS approved was used for review. File is missing final AUS; final 1008 showing AUS approved was used for review.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Borrower receipt of the appraisal with report date 10/XX/2021 was not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations Document Not Provided					-
204856513	XXX	XXX	XXX		B	XXX	$XXX	TX	9/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334)

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Actual Date on Notice of Right to Cancel occurs prior to expected date.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three business days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
																																														TILA SOL Not Expired
204856438	XXX	XXX	XXX		B	XXX	$XXX	IL	3/XX/2022	1/XX/2022	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS File is missing final AUS; final 1008 showing AUS approved was used for review.										2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856430	XXX	XXX	XXX		B	XXX	$XXX	KY	4/XX/2024	3/XX/2024	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2024)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is not provided in the file	REVIEWER - CURED COMMENT (2024-09-04): Sufficient Cure Provided At Closing	GENERAL COMMENT (2024/XX/03): 9/XX/24 Appeal: The consumers selected their own provider XXX; thus, the title fees remained in section C of the final CD and the tolerance is unlimited. In addition, fees added by the title company not previously disclosed at the LE stage are subject to the same tolerance as all other title fees and would not be considered zero or ten percent tolerance. Note: Please refer to the Notary fee example illustrated in 1026.19(e)(3)(ii) – 2.ii. XXX			-
204856559	XXX	XXX	XXX		B	XXX	$XXX	HI	10/XX/2019	9/XX/2019	Second Home	Purchase	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A							-
204856405	XXX	XXX	XXX		B	XXX	$XXX	MA	11/XX/2020	10/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																																										REVIEWER - CURED COMMENT (2024-08-24): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-24): Sufficient Cure Provided At Closing				-
204856528	XXX	XXX	XXX		B	XXX	$XXX	NY	11/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2019)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate provided to the Borrower on 7/XX/2019 and earliest consent in file is 8/XX/2019.					-
204856390	XXX	XXX	XXX		B	XXX	$XXX	NY	2/XX/2020	12/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (					-
204856562	XXX	XXX	XXX		B	XXX	$XXX	DC	9/XX/2020	7/XX/2020	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXX, MD Insurance Verification, Statement, Tax Verification	E-sign Consent Agreement is missing. Mortgage statement missing unable to verify taxes and insurance are escrowed.										2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/09/XX/2020)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: Waterfall Due to Initial Escrow payment not matching with Final Closing Disclosure page-2.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit of -$XXX was disclosed on Loan Estimate dated 07/XX/2020, however decreased to -$XXX on the Final Closing Disclosure without a valid change of circumstance.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														-
204856572	XXX	XXX	XXX		B	XXX	$XXX	TN	12/XX/2019	11/XX/2019	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Application / Processing - Missing Document: Fraud Report not provided	Provide complete Fraud report.										1	A	A	A	A							-
204856579	XXX	XXX	XXX		B	XXX	$XXX	NY	2/XX/2020	10/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2020, prior to three (3) business days from transaction date of 2/XX/2020 12:00:00 AM.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7510)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Borrower receipt of the appraisal with report date 01/XX/2020 was not provided.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Subject loan transaction disbursed on 02/XX/2020, prior to three business days from transaction date of 2/XX/2020.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Actual Date on Notice of Right to Cancel occurs prior to expected date.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review).  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
																																														-
204856522	XXX	XXX	XXX		B	XXX	$XXX	NY	4/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	C	C	B	B						[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2014	File is missing the Verification of Employment documents for the Borrower's current Job. Verification of employment is missing.										3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14071161)

Federal Compliance - Check Loan Designation Match - QM: Loan designation mismatch due to the File is missing the Verification of Employment documents for the Borrower's current Job.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: File is missing the Verification of Employment documents for the Borrower's current Job.
																																														TILA ATR/QM
204856573	XXX	XXX	XXX		B	XXX	$XXX	VA	2/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower receive copy of appraisal.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent tolerance exceeded.  Total of 109.00 exceeds tolerance of 108.90.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded Transfer taxes. Fee Amount of $XXX exceeds previously disclosed amount of $XXX.  A valid COC, nor a cure tolerance were provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Extension Fee. The fee amount of $XXX  exceeds the previously disclosed amount of $XXX.  A valid COC, nor cure were not provided.
																																														-
204856427	XXX	XXX	XXX		B	XXX	$XXX	TX	4/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] General - 1003 Subject Address does not match Note address. [3] General - AUS/Approval Subject Address does not match Note address. [3] General - Borrower 1003 current address does not match Note address.: Borrower: XXX [3] Miscellaneous - Credit Exception: [3] Insurance Analysis - Insurance address does not match Note address. [3] Application / Processing - Missing Document: Fraud Report not provided	1003 subject address does not match Note/Security Instrument address. XXX vs XXX AUS address does not match Note/Security Instrument address. XXX vs XXX 1003 current address does not match Note/Security Instrument address. XXX vs XXX Flood certificate address does not match Note/Security Instrument address. XXX vs XXX Insurance address does not match Note/Security Instrument address. XXX vs XXX Fraud Report in file has not been cleared.										2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - TRID Final Closing Disclosure Security Interest: Final Closing Disclosure address does not match Note/Security Instrument address. XXX vs XXX
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file
																																														-
204856463	XXX	XXX	XXX		B	XXX	$XXX	ME	10/XX/2019	9/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt 3 days prior to consummation.					-
204856539	XXX	XXX	XXX		B	XXX	$XXX	TN	9/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856524	XXX	XXX	XXX		B	XXX	$XXX	FL	7/XX/2021	6/XX/2021	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											1	A	A	A	A							-
204856448	XXX	XXX	XXX		B	XXX	$XXX	OH	9/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud report is not provided.										2	B	B	B	B
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: 09/XX/2019 / Relative Sequence Num: 1 Issue Date: 09/XX/2019; Received Date: 09/XX/2019; Signed Date:
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Document Error - Closing Disclosure: Dates are not in chronological order.: Loan Estimate issue date is prior to signed date.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock date is not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Disclosure reflects Amount Finance of $XXX but calculated Amount Finance of $XXX  Variance = $XXX.  Undiscounted rate and price not provided and file does not contain a compliance report or Itemization of finance charges.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from $XXX on Loan Estimate to $XXX on Closing Disclosure. No valid COC provided, nor evidence of cure in file.
																																														-
204856375	XXX	XXX	XXX		B	XXX	$XXX	WI	10/XX/2023	9/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856504	XXX	XXX	XXX		B	XXX	$XXX	TN	9/XX/2023	8/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2023) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.					-
204856510	XXX	XXX	XXX		B	XXX	$XXX	CA	9/XX/2023	7/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856512	XXX	XXX	XXX		B	XXX	$XXX	MI	1/XX/2024	11/XX/2023	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7527)
																																									State Compliance - Michigan CMPA Home Loan Toolkit Status: Home Loan Toolkit not provided to borrower.	REVIEWER - CURED COMMENT (2024-09-06): Sufficient Cure Provided At Closing				-
204856426	XXX	XXX	XXX		B	XXX	$XXX	NY	8/XX/2023	7/XX/2023	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																									Federal Compliance - FACTA Disclosure Missing: Facta disclosure is missing. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Valid change circumstance or sufficient cure is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change circumstance or sufficient cure is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change circumstance or sufficient cure is missing.					-